Investments in Equity Securities - Narrative (Details) - USD ($)				3 Months Ended					12 Months Ended
	Sep. 15, 2022	Apr. 27, 2022	Apr. 14, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2018
Debt and Equity Securities, FV-NI [Line Items]
Investments in equity securities									$ 330,000	$ 1,838,000
Common shares issued for extinguishment of debt (in shares)				111,585	35,062	57,472	11,696	11,919
Common stock, par value (in usd per share)									$ 0.001	$ 0.001	$ 0.001
Gain on conversion of note receivable									$ 791,000	$ 0
Unrealized loss on equity securities									7,904,000	57,067,000
FOXO Technologies Inc. | Level 1 - Quoted Prices in Active Markets for Identical Assets
Debt and Equity Securities, FV-NI [Line Items]
Investments in equity securities									320,000
Unrealized loss on equity securities									6,100,000
FOXO Technologies Inc. | Common Class A
Debt and Equity Securities, FV-NI [Line Items]
Common shares issued for extinguishment of debt (in shares)	891,124
Common stock, par value (in usd per share)	$ 0.0001
Gain on conversion of note receivable									800,000
FOXO Technologies Inc. | Convertible Notes
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale, discount, percentage		10.00%
Investments in debt securities		$ 6,050,000
Payments to acquire debt securities, available-for-sale		$ 5,500,000
Debt securities, available-for-sale, interest rate		12.00%
Debt securities, available-for-sale, term		12 months
Debt securities, available-for-sale, extension option term		3 months
Debt securities, available-for-sale, conversion term		270 days
Unrealized loss on equity securities									57,100,000
Sysorex
Debt and Equity Securities, FV-NI [Line Items]
Finance receivable, gross								$ 9,100,000
Sysorex Settlement Agreement | Sysorex
Debt and Equity Securities, FV-NI [Line Items]
Stock received during period for debt settlement (in shares)			12,972,189
Investments in equity securities									10,000.00	$ 1,800,000
Rights Letter Agreement | Sysorex
Debt and Equity Securities, FV-NI [Line Items]
Stock received during period for debt settlement (in shares)			3,000,000
Purchase Agreement | Sysorex
Debt and Equity Securities, FV-NI [Line Items]
Aggregate maximum principal amount of note receivable									$ 10,000,000			$ 3,000,000